8. BIOLOGICAL ASSETS (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Current biological assets [Member]
DisclosureOfDetailedInformationAboutBiologicalAssetssLineItems [Line Items]
Beginning balance		R$ 1,513,133	R$ 1,510,480
Additions/Transfer		7,002,415	2,235,382
Changes in fair value	[1]	1,773,891	1,195,100
Harvest
Write-off
Transfer between current and non-current		126,405	136,576
Transfer to/from assets held for sale			(19,246)
Transfer to inventories		(8,808,624)	(3,519,989)
Exchange variation		(4,181)	(25,170)
Restatement by Hyperinflation
Ending balance		1,603,039	1,513,133
Non-current biological assets [Member]
DisclosureOfDetailedInformationAboutBiologicalAssetssLineItems [Line Items]
Beginning balance		1,061,314	903,654
Additions/Transfer		422,866	511,763
Changes in fair value	[1]	(209,538)	(133,674)
Harvest		(48,890)	(36,565)
Write-off		(11,810)	(14,330)
Transfer between current and non-current		(126,405)	(136,576)
Transfer to/from assets held for sale		(1,655)	(26,837)
Exchange variation		(4,857)	(9,289)
Restatement by Hyperinflation			3,168
Ending balance		1,081,025	1,061,314
Live Animals [Member] | Current biological assets [Member] | Poultry [Member]
DisclosureOfDetailedInformationAboutBiologicalAssetssLineItems [Line Items]
Beginning balance		582,853	699,947
Additions/Transfer		3,456,921	415,422
Changes in fair value	[1]	1,564,807	966,951
Harvest
Write-off
Transfer between current and non-current		49,250	65,131
Transfer to/from assets held for sale			(6,443)
Transfer to inventories		(5,033,965)	(1,539,499)
Exchange variation		(4,181)	(18,656)
Restatement by Hyperinflation
Ending balance		615,685	582,853
Live Animals [Member] | Current biological assets [Member] | Pork [Member]
DisclosureOfDetailedInformationAboutBiologicalAssetssLineItems [Line Items]
Beginning balance		930,280	810,533
Additions/Transfer		3,545,494	1,819,960
Changes in fair value	[1]	209,084	228,149
Harvest
Write-off
Transfer between current and non-current		77,155	71,445
Transfer to/from assets held for sale			(12,803)
Transfer to inventories		(3,774,659)	(1,980,490)
Exchange variation			(6,514)
Ending balance		987,354	930,280
Live Animals [Member] | Non-current biological assets [Member] | Poultry [Member]
DisclosureOfDetailedInformationAboutBiologicalAssetssLineItems [Line Items]
Beginning balance		381,236	325,821
Additions/Transfer		94,055	246,247
Changes in fair value	[1]	(6,516)	(95,926)
Write-off			(6,197)
Transfer between current and non-current		(49,250)	(65,131)
Transfer to/from assets held for sale			(20,122)
Exchange variation		(4,857)	(3,542)
Restatement by Hyperinflation			86
Ending balance		414,668	381,236
Live Animals [Member] | Non-current biological assets [Member] | Pork [Member]
DisclosureOfDetailedInformationAboutBiologicalAssetssLineItems [Line Items]
Beginning balance		317,185	313,978
Additions/Transfer		272,677	233,607
Changes in fair value	[1]	(174,903)	(144,704)
Transfer between current and non-current		(77,155)	(71,445)
Transfer to/from assets held for sale			(11,586)
Exchange variation			(5,747)
Restatement by Hyperinflation			3,082
Ending balance		337,804	317,185
Forests [Member] | Non-current biological assets [Member]
DisclosureOfDetailedInformationAboutBiologicalAssetssLineItems [Line Items]
Beginning balance		362,893	263,855
Additions/Transfer		56,134	31,909
Changes in fair value	[1]	(28,119)	106,956
Harvest		(48,890)	(36,565)
Write-off		(11,810)	(8,133)
Transfer to/from assets held for sale		(1,655)	4,871
Ending balance		R$ 328,553	R$ 362,893

[1]	The change in the fair value of biological assets includes depreciation of breeders and depletion of forests in the amount of R$ 798.239 (R $ 811,772 on December 31, 2018).